Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$632,490	$—	$—	$632,490

	$632,490	$—	$—	$632,490

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2022 and 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$25,041,388	$—	$—	$25,041,388

	$25,041,388	$—	$—	$25,041,388

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$4,535	$—	$276,119,979

Schedule of Key Inputs into Monte Carlo Simulation Model for Warrants
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at June 30, 2023 and December 31, 2022:

Input	June 30, 2023	December 31, 2022
Expected term (years)	0.79	0.91
Expected volatility	6.4%	8.3%
Risk-free interest rate	5.43%	4.74%
Stock price	$10.56	$10.11
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2022 and December 31, 2021:

Input	December 31, 2022	December 31, 2021
Expected term (years)	0.91	5.40
Expected volatility	8.3%	11.70%
Risk-free interest rate	4.74%	1.20%
Stock price	$10.11	$9.90
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

Summary of Changes in Fair Value
The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(1,747,419)
Fair value as of March 31, 2022	3,297,022
Change in fair value	(2,923,321)
Fair value as of June 30, 2022	$373,701
Fair value as of December 31, 2022	$459,236
Change in fair value	151,444
Fair value as of March 31, 2023	610,680
Change in fair value	21,810
Fair value as of June 30, 2023	$632,490

The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(4,585,205)
Fair value as of December 31, 2022	$459,236